EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2018
EARNINGS PER SHARE
EARNINGS PER SHARE

NOTE 34 - EARNINGS PER SHARE

(a) Basic

Basic earnings per share are calculated by dividing the earnings attributable to the Company’s shareholders by the weighted average amount of common shares outstanding during the year, which excludes common shares bought by the Company and held as treasury shares. Preferred shares have priority in the distribution of minimum dividends. However, its entitlement to profits, once the distribution of minimum dividends has been realized, is equivalent to common shares. Therefore, earnings per preferred share are calculated using the same method applied to common shares.

12/31/2018
Numerator	Ordinary	Preferential A	Preferential B	Total
Earnings attributable to each class of shares - Continuous operation	9,502,398	1,413	2,552,334	12,056,145
Losses attributable to each class of shares - Discontinued Operation	950,727	141	255,364	1,206,233
Earnings for the year	10,453,125	1,554	2,807,699	13,262,378

Denominator	Common	Preferential A	Preferential B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to total	80.37%	0.01%	19.62%

Basic earnings per share of continuous operation (R$)	8.74	9.62	9.62
Basic earnings per share of discontinued operation (R$)	0.87	0.96	0.96

Net basic earnings per share	9.62	10.58	10.58

12/31/2017 (Reclassified)

Numerator	Ordinary	Preferential A	Preferential B	Total
Earnings attributable to each class of shares - Continuous operation	1,124,922	152	274,684	1,399,758
Losses attributable to each class of shares - Discontinued Operation	(2,542,411)	(344)	(620,808)	(3,163,563)
Losses for the year	(1,417,490)	(192)	(346,124)	(1,763,805)

Denominator	Common	Preferential A	Preferential B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to total	80.37%	0.01%	19.62%

Basic earnings per share of continuous operation (R$)	1.03	1.03	1.03
Basic earnings per share of discontinued operation (R$)	(2.34)	(2.34)	(2.34)

Net basic earnings per share	(1.30)	(1.30)	(1.30)

12/31/2016 (Reclassified)

Numerator	Ordinary	Preferential A	Preferential B	Total
Earnings attributable to each class of shares - Continuous operation	7,949,294	1,182	2,135,172	10,085,647
Losses attributable to each class of shares - Discontinued Operation	(5,249,073)	(780)	(1,409,895)	(6,659,748)
Losses for the year	2,700,221	401	725,277	3,425,899

Denominator	Common	Preferential A	Preferential B
Weighted average number of shares	1,087,050	147	265,437
% of shares in relation to total	80.37%	0.01%	19.62%

Basic earnings per share of continuous operation (R$)	7.31	8.04	8.04
Basic earnings per share of discontinued operation (R$)	(4.83)	(5.31)	(5.31)

Net basic earnings per share	2.48	2.73	2.73

(b) Diluted

To calculate the diluted earnings per share, the Company shall assume the exercise of options, subscription bonuses, and other potential dilutive effects. The assumed values arising from these instruments must be considered as having been received from the issuance of common shares at the average market price of common shares during the year. On December 31, 2018, the 16,009,941 potential dilutive common shares, referring to the Compulsory Loan, were included in the calculation of the weighted average number of preferred shares due to dilutive effect in 2018, as shown below. We emphasize that on December 31, 2017 this effect is anti-dilutive.

12/31/2018

			Preferential B
Numerator	Ordinary	Preferential A	Converted	Preferential B	Total
Earnings attributable to each class of shares - Continuous operation	9,382,592	1,395	152,004	2,520,154	12,056,145
Losses attributable to each class of shares - Discontinued Operation	938,741	140	15,208	252,145	1,206,233
Earnings for the year	10,321,332	1,534	167,212	2,772,299	13,262,378

			Preferential B -
Denominator	Common	Preferential A	Converted	Preferential B
Weighted average number of shares in thousands	1,087,050	147	16,010	265,437
% of shares in relation to total	79.43%	0.01%	1.17%	19.39%

Basic earnings per share of continuous operation (R$)	8.63	9.49	9.49	9.49
Basic earnings per share of discontinued operation (R$)	0.86	0.95	0.95	0.95

Net basic earnings per share	9.49	10.44	10.44	10.44

12/31/2016 (Reclassified)
			Preferential B
Numerator	Ordinary	Preferential A	Converted	Preferential B	Total
Earnings attributable to each class of shares - Continuous operation	7,851,730	1,167	123,784	2,108,966	10,085,647
Losses attributable to each class of shares - Discontinued Operation	(5,184,649)	(771)	(81,737)	(1,392,591)	(6,659,748)
Earnings for the year	2,667,081	397	42,047	716,375	3,425,899

			Preferential B -
Denominator	Common	Preferential A	Converted	Preferential B
Weighted average number of shares in thousands	1,087,050	147	15,580	265,437
% of shares in relation to total	79.45%	0.01%	1.14%	19.40%

Basic earnings per share of continuous operation (R$)	7.22	7.95	7.95	7.95
Basic earnings per share of discontinued operation (R$)	(4.77)	(5.25)	(5.25)	(5.25)

Net basic earnings per share	2.45	2.70	2.70	2.70

The Company has restated the presentation of EPS in 2016 to give effect to the two class method, because the preferred shares have the right to receive dividends at least 10% (ten percent) higher than that attributable to each common share in the respective fiscal year.